31 Other operating income (expenses), net	12 Months Ended
Dec. 31, 2020
Other Operating Income Expenses Net
Other operating income (expenses), net
31	Other operating income (expenses), net

	2020	2019	2018

Other operating income, net	70,288	75,667	93,089
Other operating expenses	37,368	(94,415)	(64,498)

Other operating income (expenses), net	107,656	(18,748)	28,591

Other operating income is comprised by sale of property, plant and equipment, sale of contracts awarded in public bids, right to sell electricity, indemnities and reimbursement of expenses, fines and collaterals, property leases, reuse water, PURA projects and services, net of Cofins and Pasep.

Other operating expenses consist mainly of derecognition of concessions assets due to obsolescence, discontinued construction works, unproductive wells, projects considered economically unfeasible, losses on property, plant and equipment , and recognition and reversal of estimated losses with asset indemnification, the main impact in the year being the agreement signed with the municipality of Mauá.